Equity-Based Compensation - Schedule of Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2019	2,490,277
Granted	1,700,000
Vested	(834,660)
Forfeited/Cancelled	(16,581)
Outstanding at December 31, 2020	3,339,036